Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000005590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(1.88%)	7.22%	7.05%	4.79%
C000005587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(7.16%)	1.32%	5.67%	4.00%
C000005587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(2.01%)	6.93%	6.81%	4.57%
C000005589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(3.29%)	5.17%	6.02%	3.91%
C000005589 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(2.33%)	6.17%	6.02%	3.91%
C000199787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(1.86%)	7.27%	7.15%	4.87%
C000005591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(2.12%)	6.71%	6.46%	4.13%
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU Index
Average Annual Return, Percent	(2.35%)	2.64%	4.89%	5.22%